Description of the Plan	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
Description of the Plan
Description of the Plan

Note 1:Description of the Plan

The following description of the ArcBest 401(k) and DC Retirement Plan (the “Plan”) provides only general information. For a more complete description of the Plan’s provisions, participants should refer to the Plan document and Summary Plan Description, which are available from the Plan Administrator, ArcBest Corporation.

General

The Plan is a defined contribution plan sponsored by ArcBest Corporation which covers eligible employees of ArcBest Corporation and substantially all of its subsidiaries including: ABF Freight System, Inc.; ABF Cartage, Inc.; ArcBest II, Inc.; ArcBest Technologies, Inc.; ArcBest International, Inc.; and MoLo Solutions, LLC; (“Participating Companies” or collectively, the “Company”), except for employees of collective bargaining units, casual employees (defined as part-time employees who work less than thirty hours per week) who have not completed certain periods of service and leased employees.

The Plan provides a DC Retirement feature (the “DC feature”) for eligible employees. The DC feature of the Plan covers substantially all regular full-time employees of the Company, except for employees of collective bargaining units, casual employees who have not completed certain periods of service and leased employees. Employees participating in the DC feature are eligible to receive a discretionary annual contribution from the Company, which is subject to the provisions of the Plan.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Schwab Retirement Plan Services, Inc. is the Plan recordkeeper and Charles Schwab Trust Bank is the trustee and custodian of the Plan. State Street Bank and Trust Company serves as a directed sub-custodian and fund accountant of the ArcBest Corporation stock fund.

Contributions

For 2025 and 2024, the Plan allowed participants to contribute up to 75% of their annual compensation, as defined by the Plan, through salary deferral subject to certain limitations. In addition to regular pre-tax 401(k) contributions, the Plan allows for after-tax Roth 401(k) contributions. Employees are able to designate all or part of their elective contributions as after-tax Roth 401(k) contributions. Employee rollover contributions are also permitted. Under the Plan, certain Participating Companies provide Company 401(k) matching contributions to each participant’s account. Company 401(k) matching contributions may be made in the form of cash or ArcBest Corporation stock. The Company 401(k) matching contributions for the 2025 and 2024 plan years were made in the form of cash. For 2025 and 2024, the Company made matching contributions equal to 50% of an employee’s contributions, up to 6% of eligible compensation.

An additional annual 401(k) profit sharing Company contribution may be made at the discretion of each Participating Companies’ Board of Directors. For the years ended December 31, 2025 and 2024, no additional 401(k) Company profit sharing contributions were made. The Company accrued discretionary contributions related to the DC feature of the Plan of $10,539,847 and $11,083,757 for the 2025 and 2024 plan years, respectively. Discretionary Company contributions under the DC feature are made subsequent to year end to a participant’s account based on a percentage of the participant’s eligible compensation.

Participant Investment Account Options

Participants direct the investment of their contributions as well as the Company’s DC and matching contributions into various investment options offered by the Plan including mutual funds, collective trusts, and, for 401(k) employee and Company matching contributions, the ArcBest Corporation stock fund and the self-directed Schwab Personal Choice Retirement Account® (the “PCRA”). A participant’s investment in the ArcBest Corporation stock fund is generally limited to 10% of the participant’s 401(k) account balance. A participant’s investment in the PCRA is generally limited to 25% of the participant’s 401(k) account balance. Participants may change the allocation of their investments daily.

For participants who do not make their own elections, the Plan’s Qualified Default Investment Alternative (“QDIA”) is a Vanguard Target Date Retirement Fund, with the specific fund determined based on the participant’s date of birth.

The Plan’s investment committee may change the available investment options from time-to-time.

Participant Accounts

Separate sources are maintained within a participant’s 401(k) account for 401(k) contributions, Roth 401(k) contributions, the Company’s matching contributions, and the Company’s discretionary contributions including contributions made pursuant to the DC feature. Each participant’s account is credited with related investment returns. Each participant’s account is also charged with an allocation of transaction processing and account administration fees, which are reflected in the accompanying statements of changes in net assets available for benefits as administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants in the Plan are immediately vested in their 401(k) contributions plus earnings thereon. Participants fully vest in the Company’s contributions and related earnings after three years of continuous service. Upon death, disability, or normal retirement, as defined by the Plan, participants become fully vested in the Company’s contributions and related earnings. Any unvested Company contributions and related earnings are generally forfeited upon termination.

Under the DC feature, participants rights to the Company’s discretionary contributions and related earnings fully vest only upon completion of three years of continuous service. Upon death, disability or normal retirement, as defined by the Plan, participants become fully vested in the Company’s discretionary contributions and related earnings.

Notes Receivable from Participants

Notes receivable from participants consist of participant loans. The Plan document includes provisions authorizing loans from the Plan to active eligible participants. Participants may borrow from their 401(k) account a minimum of $1,000 up to a maximum calculated as the lesser of 50% of their vested 401(k) account balance or $50,000 reduced by the participant’s highest loan balance in the preceding twelve-month period. The loans are secured by the balance in the participant’s account and are repayable generally over a period not to exceed five years (except for loans for the purchase of a principal residence). Interest on the loans is determined by the Plan Administrator based on reasonable rates of interest at prevailing rates for loans of a similar nature.

No loans are allowed under the DC feature.

Payment of Benefits

Upon termination of service, a participant is entitled to receive a lump-sum amount equal to the vested balance of the participant’s account, which will be paid either as a direct rollover or directly to the participant. The Plan also allows participants to elect payment of benefits in monthly, quarterly, semiannual, or annual installments upon termination of service in lieu of a lump-sum payment. The installments shall continue pursuant to such participant’s election until the earlier of full payment of the vested amounts in the participant’s accounts or the participant’s death. Amounts remaining after the participant’s death shall be paid in a lump-sum payment to the appropriate parties under the terms of the Plan.

Forfeited Accounts

Forfeited nonvested accounts reported under Common Collective Trust in the accompanying statement of net assets available for benefits totaled $646,457 and $187,587 at December 31, 2025 and December 31, 2024, respectively. These accounts will be used to reduce future employer contributions. Forfeitures of $200,000 and $1,100,292 were used to reduce the Company’s 401(k) matching contributions during the 2025 and 2024 plan years, respectively. Additionally, forfeitures of $650,000 and $0 were used to reduce the employer defined contributions for the 2025 and 2024 plan years, respectively.

Plan Termination

Although it has not expressed an intention to do so, any Participating Company, through action of its Board of Directors, has the right under the Plan to discontinue its contributions at any time and the Board of Directors of ArcBest Corporation, at its discretion, may terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested in their account.